Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities
12. Other Liabilities
Other liabilities consisted of the following:

	As of December 31,
(Amounts in thousands)	2023	2022
Deferred Revenue	272	30,205
Loan Repurchase Reserve (Note 16)	19,472	26,745
Other Liabilities	6,092	2,982
Total other liabilities	$25,837	$59,933
Deferred Revenue—Deferred revenue primarily consisted of advance payments for loan origination and servicing on behalf of an integrated relationship partner. The total advance was for $50.0 million which was received and included in deferred revenue as of January 1, 2022. The advance payments received were recognized in revenue starting in August 2022 through August 2023. The Company must repay the advance in three tranches, $20.0 million due December 2022, $15.0 million due April 2023, and $15.0 million due October 2023, each to be reduced by the amount of loan origination revenue earned between the tranches. In December 2022, the Company repaid $12.9 million of the first tranche after reductions for loan origination revenue earned within mortgage platform revenue during the period. During the year ended December 31, 2023, the Company repaid $25.6 million due under the second and third tranches after reductions for loan origination revenue earned within mortgage platform revenue during the year.